                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August  31, 2003

Date of reporting period: August 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the year ended August 31, 2003

Total Return for the 12-month period ended August 31, 2003

Class A	Class B	Class C	Class D	MSCI EAFE Index[1]	Lipper International Funds Index[2]
7.12%	6.32%	6.24%	7.39%	9.11%	9.89%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The global equity markets experienced a proverbial roller-coaster ride during the 12-month period ended August 31, 2003. Stocks entered the period buffeted by weakening corporate results as global economies languished with little sign of a near-term recovery. A brief fourth-quarter rally 2002 fizzled out as investors took a sober view of the geopolitical and economic situation, making 2002 the third successive year of negative returns in the global markets. In the months that followed, uncertainty over the prospect of war in Iraq kept investors out of equities as most major markets tested their lows during the first quarter of 2003.

In March, signs of economic improvement and expectations of a quick U.S. victory in Iraq led to improved investor sentiment. These factors triggered a powerful surge in the global equity markets that propelled the MSCI EAFE Index to one of its strongest quarters ever, with a total return of 19.3 percent in U.S. dollar terms for the second quarter of 2003. This equity rally continued unabated through August as investors' confidence in economic recovery grew more resolute.

Performance Analysis

Throughout the 12-month period, the Fund maintained a defensive posture, focusing on such sectors as consumer staples and health care. These areas performed well early in this time frame as investors focused on fundamentals, sound business models and cash-flow generation. The recent momentum-driven rally reversed these forces, however, favoring more-speculative and cyclical stocks. Consequently, the Fund's underperformance relative to the MSCI EAFE Index can be explained primarily by its overweightings in consumer staples and pharmaceuticals during the market's resurgence. An underweighting in banks also detracted from overall performance. Stock selection, especially in telecommunications services and insurance, contributed positively.

Our sector allocations remained relatively stable during the period. From a regional standpoint, we took profits in Europe and the United Kingdom and added to positions in Japan. The net result of these moves was a second-quarter increase in the portfolio's Japanese weighting from just over 20 percent to 26 percent.

TOP 10 HOLDINGS
Nestlé S.A.	3.0%
GlaxoSmithKline PLC	2.9
Royal Dutch Petroleum Co.	2.8
BP PLC	2.8
Aventis S.A.	2.7
Unilever NV	2.7
Total S.A.	2.5
Millea Holdings, Inc.	2.2
Novartis AG	2.1
Reed Elsevier PLC	2.1

LARGEST COUNTRIES
United Kingdom	26.4%
Japan	25.9
Switzerland	10.2
France	8.2
Netherlands	8.2

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund's Investment Manager utilizes a bottom-up investment process that seeks to identify undervalued equity securities of companies located outside the United States. The investment team emphasizes in-depth, fundamental research. This team focuses mostly on stock selection, analyzing companies of any asset size, located in developed or emerging market countries.

2.	The Fund's London-based portfolio managers work with global industry teams in London and product specialists in New York to

•	Identify and monitor industry trends

•	Select and maintain valuation models

•	Analyze and monitor external research

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended August 31, 2003

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	7.12%	[3]	6.32%	[3]	6.24%	[3]	7.39%	[3]
	1.50	[4]	1.32	[4]	5.24	[4]
Since Inception	(0.12)	[3]	(0.88)	[3]	(0.91)	[3]	0.08	[3]
	(2.39)	[4]	(2.15)	[4]	(0.91)	[4]

Notes on Performance

(1)	The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on August 31, 2003.

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (95.0%)
	Australia (2.2%)
	Aluminum
93,161	Alumina Ltd.	$304,531
	Life/Health Insurance
374,264	Amp Ltd.	1,615,881
	Major Telecommunications
1,884,133	Telstra Corp., Ltd.	6,122,388
	Other Metals/Minerals
418,971	WMC Resources Ltd.*	1,106,496
	Total Australia	9,149,296
	Belgium (0.4%)
	Financial Conglomerates
97,066	Fortis	1,633,228
	Denmark (0.5%)
	Food: Specialty/Candy
50,839	Danisco AS	1,939,330
	Finland (1.0%)
	Telecommunication Equipment
261,850	Nokia Oyj	4,290,841
	France (8.2%)
	Food: Major Diversified
37,472	Groupe Danone	5,140,322
	Integrated Oil
66,139	Total S.A.	10,147,873
	Major Banks
67,582	BNP Paribas S.A.	3,368,344
31,718	Societe Generale (A Shares)	2,104,087
		5,472,431
	Major Telecommunications
77,801	France Telecom S.A.*	1,931,144
	Pharmaceuticals: Major
232,013	Aventis S.A.	11,273,231
	Total France	33,965,001
	Germany (2.9%)
	Electric Utilities
80,627	E.ON AG	4,170,829
	Major Telecommunications
160,778	Deutsche Telekom AG (Registered Shares)*	$2,295,572
	Motor Vehicles
77,058	Volkswagen AG	3,779,701
	Multi-Line Insurance
16,981	Muenchener Rueckver AG (Registered Shares)	1,738,202
	Total Germany	11,984,304
	Hong Kong (0.3%)
	Real Estate Development
833,466	Hong Kong Land Holdings Ltd.	1,116,844
	Italy (3.8%)
	Integrated Oil
483,043	ENI SpA	7,300,040
	Major Banks
536,647	UniCredito Italiano SpA	2,493,159
	Major Telecommunications
3,636,744	Telecom Italia SpA*	5,743,713
	Total Italy	15,536,912
	Japan (25.9%)
	Advertising/Marketing Services
19,000	Asatsu – DK Inc.	443,902
	Broadcasting
533	Fuji Television Network, Inc.	2,531,579
	Chemicals: Major Diversified
241,000	Asahi Kasei Corp.	911,613
	Commercial Printing/Forms
340,000	Dai Nippon Printing Co., Ltd.	4,326,744
294,000	Toppan Printing Co., Ltd.	2,375,148
		6,701,892
	Computer Processing Hardware
1,545,513	Fujitsu Ltd. *	7,380,370
	Containers/Packaging
104,000	Toyo Seikan Kaisha, Ltd.	1,140,128

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Electric Utilities
43,300	Tokyo Electric Power Co., Inc.	$841,172
	Electrical Products
695,000	Sumitomo Electric Industries, Ltd.	6,054,857
	Electronic Equipment/Instruments
117,000	Canon, Inc.	5,617,202
336,000	Matsushita Electric Industrial Co., Ltd.	4,278,716
		9,895,918
	Electronics/Appliances
285,000	Fuji Photo Film Co., Ltd.	8,536,585
94,000	Sharp Corp.	1,407,788
		9,944,373
	Food Retail
71,100	Lawson, Inc.	2,068,806
	Gas Distributors
921,000	Tokyo Gas Co., Ltd.	2,798,074
	Home Building
539,000	Sekisui House, Ltd.	4,728,070
	Investment Banks/Brokers
598,000	Daiwa Securities Group Inc.	3,853,607
	Major Telecommunications
1,613	Nippon Telegraph & Telephone Corp.	7,095,267
	Motor Vehicles
103,400	Toyota Motor Corp.	2,849,362
	Pharmaceuticals: Major
267,500	Sankyo Co., Ltd.	3,296,534
	Pharmaceuticals: Other
50,000	Shionogi & Co., Ltd.	734,275
189,500	Yamanouchi Pharmaceutical Co., Ltd.	4,962,516
		5,696,791
	Property – Casualty Insurers
862	Millea Holdings, Inc.	$8,926,145
408,000	Mitsui Sumitomo Insurance Co., Ltd.	2,433,684
		11,359,829
	Railroads
535	Central Japan Railway Co.	3,768,122
	Real Estate Development
700,000	Mitsubishi Estate Co., Ltd.	6,266,153
	Semiconductors
38,700	Rohm Co., Ltd.	5,047,394
	Tobacco
379	Japan Tobacco, Inc.	2,212,050
	Total Japan	106,885,863
	Netherlands (8.2%)
	Beverages: Alcoholic
19,872	Heineken NV	759,743
	Financial Conglomerates
196,987	ING Groep NV (Share Certificates)	3,842,391
	Food: Major Diversified
197,430	Unilever NV (Share Certificates)	10,993,655
	Food: Specialty/Candy
80,638	CSM NV (Share Certificates)	1,625,162
	Industrial Specialties
97,206	Akzo Nobel NV	3,187,894
	Integrated Oil
258,766	Royal Dutch Petroleum Co.	11,552,840
	Major Telecommunications
272,434	Koninklijke (Royal) KPN NV*	1,888,042
	Total Netherlands	33,849,727
	New Zealand (0.5%)
	Major Telecommunications
644,862	Telecom Corporation of New Zealand Ltd.	1,881,962

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Portugal (0.2%)
	Electric Utilities
357,000	Electricidade de Portugal, S.A.	$776,344
	South Korea (1.9%)
	Semiconductors
42,322	Samsung Electronics Co., Ltd. (GDR) – 144A**	7,850,731
	Spain (1.1%)
	Major Telecommunications
379,752	Telefonica S.A. *	4,471,115
	Sweden (1.0%)
	Major Banks
74,944	ForeningsSparbanken AB	982,634
	Regional Banks
603,997	Nordea AB	3,073,721
	Total Sweden	4,056,355
	Switzerland (10.2%)
	Building Products
5,409	Schindler Holding AG*	1,100,568
	Chemicals: Agricultural
78,439	Syngenta AG	4,311,989
	Chemicals: Specialty
27,526	Ciba Specialty Chemicals AG (Registered Shares)*	1,893,432
	Construction Materials
74,304	Holcim Ltd. (Registered Shares)	2,944,151
	Financial Conglomerates
82,374	UBS AG (Registered Shares)	4,443,032
	Food: Major Diversified
57,196	Nestle S.A. (Registered Shares)	12,454,330
	Major Banks
76,390	Credit Suisse Group	2,385,994
	Pharmaceuticals: Major
239,031	Novartis AG (Registered Shares)	$8,788,532
49,592	Roche Holding AG	3,797,203
		12,585,735
	Total Switzerland	42,119,231
	Taiwan (0.3%)
	Major Telecommunications
73,599	Chunghwa Telecom Co. , Ltd. (ADR)	1,039,218
	United Kingdom (26.4%)
	Advertising/Marketing Services
111,826	WPP Group PLC	1,015,688
	Aerospace & Defense
779,901	Rolls-Royce Group PLC	2,085,776
	Beverages: Alcoholic
779,204	Allied Domecq PLC	4,668,086
	Broadcasting
1,015,819	Granada PLC	1,640,433
	Catalog/Specialty Distribution
265,107	GUS PLC	2,856,904
	Chemicals: Specialty
276,344	BOC Group PLC	3,759,506
	Construction Materials
111,209	RMC Group PLC	972,852
	Electric Utilities
106,972	International Power PLC*	252,802
466,592	National Grid Transco PLC	2,846,736
		3,099,538
	Food: Specialty/Candy
1,387,727	Cadbury Schweppes PLC	8,351,910
	Household/Personal Care
115,361	Reckitt Benckiser PLC	2,162,840
	Integrated Oil
1,684,828	BP PLC	11,387,576

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance
365,698	Prudential PLC	$2,514,926
	Major Banks
915,831	Barclays PLC	6,637,302
	Miscellaneous Commercial Services
1,845,859	Hays PLC	3,344,373
1,615,457	Rentokil Initial PLC	5,344,820
		8,689,193
	Other Metals/Minerals
561,846	BHP Billiton PLC	3,677,958
	Other Transportation
116,810	BAA PLC	839,196
	Pharmaceuticals: Major
626,227	GlaxoSmithKline PLC	11,908,511
	Publishing: Books/Magazines
1,136,986	Reed Elsevier PLC	8,687,909
	Pulp & Paper
273,304	Bunzl PLC	1,980,716
	Tobacco
722,704	British American Tobacco PLC	7,275,783
314,818	Imperial Tobacco Group PLC	4,900,438
		12,176,221
	Wholesale Distributors
305,327	Wolseley PLC	3,487,560
	Wireless Telecommunications
3,601,897	Vodafone Group PLC	6,568,568
	Total United Kingdom	109,169,169
	Total Common Stocks (Cost $367,444,858)	391,715,471

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (5.9%) Repurchase Agreement
$24,216	Joint repurchase agreement account 1.05% due 09/02/03 (dated 08/29/03; proceeds $24,218,825 (a) (Cost $24,216,000)	$24,216,000

Total Investments (Cost $391,660,858) (b) (c)	100.9%	415,931,471
Liabilities in Excess of Other Assets	(0.9)	(3,591,991)
Net Assets	100.0%	$412,339,480

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $28,278,116 in connection with open forward foreign currency contracts.
(c)	The aggregate cost for federal income tax purposes is $395,781,683. The aggregate gross unrealized appreciation is $30,825,866 and the aggregate gross unrealized depreciation is $10,676,078, resulting in net unrealized appreciation of $20,149,788.

Forward Foreign Currency Contracts Open at August 31, 2003:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	77,536		$83,909	09/02/03	$(1,248)
	$57,109	EUR	52,350	09/02/03	387
JPY	26,899,075		$230,656	09/02/03	454
JPY	3,857,694		$33,079	09/02/03	65
JPY	3,450,000,000	EUR	25,804,811	11/14/03	(1,320,966)
Net unrealized depreciation					$(1,321,308)

Currency Abbreviations:

EUR	Euro.

JPY	Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments August 31, 2003

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Advertising/Marketing Services	$1,459,591	0.4%
Aerospace & Defense	2,085,776	0.5
Aluminum	304,531	0.1
Beverages: Alcoholic	5,427,828	1.3
Broadcasting	4,172,012	1.0
Building Products	1,100,568	0.3
Catalog/Specialty Distribution	2,856,904	0.7
Chemicals: Agricultural	4,311,989	1.0
Chemicals: Major Diversified	911,613	0.2
Chemicals: Specialty	5,652,938	1.4
Commercial Printing/Forms	6,701,891	1.6
Computer Processing Hardware	7,380,370	1.8
Construction Materials	3,917,003	0.9
Containers/Packaging	1,140,128	0.3
Electric Utilities	8,887,883	2.2
Electrical Products	6,054,857	1.5
Electronic Equipment/Instruments	9,895,918	2.4
Electronics/Appliances	9,944,373	2.4
Financial Conglomerates	9,918,651	2.4
Food Retail	2,068,806	0.5
Food: Major Diversified	28,588,306	6.9
Food: Specialty/Candy	11,916,402	2.9
Gas Distributors	2,798,074	0.7
Home Building	4,728,070	1.1
Household/Personal Care	2,162,840	0.5
Industrial Specialties	3,187,894	0.8
Integrated Oil	40,388,328	9.8
Investment Banks/Brokers	3,853,607	0.9
Life/Health Insurance	4,130,808	1.0
Major Banks	17,971,522	4.3
Major Telecommunications	32,468,421	7.9
Miscellaneous Commercial Services	8,689,194	2.1
Motor Vehicles	6,629,063	1.6
Multi-Line Insurance	1,738,202	0.4
Other Metals/Minerals	4,784,453	1.2
Other Transportation	$839,196	0.2%
Pharmaceuticals: Major	39,064,011	9.5
Pharmaceuticals: Other	5,696,791	1.4
Property – Casualty Insurers	11,359,829	2.8
Publishing: Books/Magazines	8,687,909	2.1
Pulp & Paper	1,980,716	0.5
Railroads	3,768,122	0.9
Real Estate Development	7,382,998	1.8
Regional Banks	3,073,721	0.7
Repurchase Agreement	24,216,000	5.9
Semiconductors	12,898,125	3.1
Telecommunication Equipment	4,290,841	1.0
Tobacco	14,388,271	3.5
Wholesale Distributors	3,487,559	0.9
Wireless Telecommunications	6,568,568	1.6
	$415,931,471	100.9%

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2003

Assets:
Investments in securities, at value (cost $391,660,858)	$415,931,471
Foreign cash	2,047,737
Receivable for:
Shares of beneficial interest sold	2,440,696
Investments sold	1,186,319
Dividends	873,645
Foreign withholding taxes reclaimed	364,480
Prepaid expenses and other assets	37,095
Total Assets	422,881,443
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	1,321,308
Payable for:
Investments purchased	8,271,254
Investment management fee	338,295
Shares of beneficial interest redeemed	332,631
Distribution fee	149,213
Accrued expenses and other payables	129,262
Total Liabilities	10,541,963
Net Assets	$412,339,480
Composition of Net Assets:
Paid-in-capital	$399,412,587
Net unrealized appreciation	22,921,830
Accumulated undistributed net investment income	5,719,749
Accumulated net realized loss	(15,714,686)
Net Assets	$412,339,480
Class A Shares:
Net Assets	$19,826,776
Shares Outstanding (unlimited authorized, $.01 par value)	2,023,260
Net Asset Value Per Share	$9.80
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$10.34
Class B Shares:
Net Assets	$145,382,346
Shares Outstanding (unlimited authorized, $.01 par value)	14,979,327
Net Asset Value Per Share	$9.71
Class C Shares:
Net Assets	$28,556,158
Shares Outstanding (unlimited authorized, $.01 par value)	2,946,496
Net Asset Value Per Share	$9.69
Class D Shares:
Net Assets	$218,574,200
Shares Outstanding (unlimited authorized, $.01 par value)	22,274,998
Net Asset Value Per Share	$9.81

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Operations

For the year ended August 31, 2003

Net Investment Income:
Income
Dividends (net of $1,024,334 foreign withholding tax)	$7,738,745
Interest	209,388
Total Income	7,948,133
Expenses
Investment management fee	3,048,182
Distribution fee (Class A shares)	24,178
Distribution fee (Class B shares)	1,332,392
Distribution fee (Class C shares)	236,069
Transfer agent fees and expenses	654,643
Custodian fees	182,923
Registration fees	97,759
Shareholder reports and notices	66,372
Professional fees	62,732
Trustees' fees and expenses	13,415
Other	20,406
Total Expenses	5,739,071
Net Investment Income	2,209,062
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(8,504,557)
Foreign exchange transactions	3,600,920
Net Realized Loss	(4,903,637)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	34,847,435
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(1,369,595)
Net Appreciation	33,477,840
Net Gain	28,574,203
Net Increase	$30,783,265

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,209,062	$(132,094)
Net realized loss	(4,903,637)	(5,127,959)
Net change in unrealized depreciation	33,477,840	(3,933,219)
Net Increase (Decrease)	30,783,265	(9,193,272)
Dividends to Shareholders from Net Investment Income:
Class A shares	(66,893)	(69,070)
Class B shares	(102,829)	(950,061)
Class C shares	(47,743)	(134,332)
Class D shares	(1,176,635)	(125,815)
Total Dividends	(1,394,100)	(1,279,278)
Net increase from transactions in shares of beneficial interest	130,604,410	111,578,046
Net Increase	159,993,575	101,105,496
Net Assets:
Beginning of period	252,345,905	151,240,409
End of Period (Including accumulated undistributed net investment income of $5,719,749 and $1,303,867, respectively)	$412,339,480	$252,345,905

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities, including depository receipts and securities convertible into common stock, of companies located outside of the United States. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

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Notes to Financial Statements August 31, 2003 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

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Notes to Financial Statements August 31, 2003 continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Effective August 11, 2003, the Investment Manager entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, an affiliate of the Investment Manager. Under the Sub-Advisory Agreement, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $92,968 for the period August 11, 2003 through August 31, 2003.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,910,255 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2003 continued

reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,760, $449,238 and $5,672, respectively and received $73,253 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2003 aggregated $220,650,241, and $92,859,366, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2003, there were outstanding forward contracts.

At August 31, 2003, investments in securities of issuers in the United Kingdom and Japan represents 26.4% and 25.9%, respectively of the Fund's net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in this region.

At August 31, 2003, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted

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Notes to Financial Statements August 31, 2003 continued

accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002
Ordinary income	$2,364,822	$1,747,368

As of August 31, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$4,516,488
Undistributed long-term gains	—
Net accumulated earnings	4,516,488
Capital loss carryforward*	(5,215,772)
Post-October losses	(6,378,089)
Temporary differences	(117,705)
Net unrealized appreciation	20,121,971
Total accumulated earnings	$12,926,893

* As of August 31, 2003, the Fund had a net capital loss carryforward of $5,215,772 of which $2,443,651 will expire on August 31, 2010 and $2,772,121 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open forward foreign currency exchange contracts and permanent book/tax differences attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $3,600,920.

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Notes to Financial Statements August 31, 2003 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2003		FOR THE YEAR ENDED AUGUST 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	7,815,592	$73,357,894	2,756,631	$25,649,181
Reinvestment of dividends	6,532	57,093	6,221	57,603
Redeemed	(6,807,908)	(64,466,822)	(2,693,006)	(25,214,289)
Net increase – Class A	1,014,216	8,948,165	69,846	492,495
CLASS B SHARES
Sold	4,376,290	38,333,996	7,305,188	68,949,596
Reinvestment of dividends	10,636	92,543	93,885	866,560
Redeemed	(5,082,826)	(44,130,517)	(3,693,315)	(34,607,723)
Net increase (decrease) – Class B	(695,900)	(5,703,978)	3,705,758	35,208,433
CLASS C SHARES
Sold	1,601,607	13,774,538	2,747,631	25,665,867
Reinvestment of dividends	5,021	43,632	12,831	118,427
Redeemed	(1,281,761)	(10,945,201)	(1,764,609)	(16,418,952)
Net increase – Class C	324,867	2,872,969	995,853	9,365,342
CLASS D SHARES
Sold	20,304,374	179,785,600	8,877,105	84,667,395
Reinvestment of dividends	106,487	930,697	12,420	115,013
Redeemed	(6,357,467)	(56,229,043)	(1,930,870)	(18,270,632)
Net increase – Class D	14,053,394	124,487,254	6,958,655	66,511,776
Net increase in Fund	14,696,577	$130,604,410	11,730,112	$111,578,046

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.21	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.09	0.03	0.03
Net realized and unrealized gain (loss)	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	0.66	(0.30)	(0.40)
Less dividends from net investment income	(0.07)	(0.09)	—
Net asset value, end of period	$9.80	$9.21	$9.60
Total Return†	7.12%	(3.03)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.59%	1.70%	1.88	%(2)
Net investment income	1.02%	0.47%	0.87	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$19,827	$9,297	$9,013
Portfolio turnover rate	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.14	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.01	(0.03)	0.00
Net realized and unrealized gain (loss)	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	0.58	(0.36)	(0.43)
Less dividends from net investment income	(0.01)	(0.07)	—
Net asset value, end of period	$9.71	$9.14	$9.57
Total Return†	6.32%	(3.74)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$145,382	$143,200	$114,541
Portfolio turnover rate	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.13	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02	(0.03)	0.00
Net realized and unrealized gain (loss)	0.56	(0.34)	(0.43)
Total income (loss) from investment operations	0.58	(0.37)	(0.43)
Less dividends from net investment income	(0.02)	(0.07)	—
Net asset value, end of period	$9.69	$9.13	$9.57
Total Return†	6.24%	(3.73)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$28,556	$23,946	$15,558
Portfolio turnover rate	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.23	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.12	0.10	0.04
Net realized and unrealized gain (loss)	0.55	(0.37)	(0.44)
Total income (loss) from investment operations	0.67	(0.27)	(0.40)
Less dividends from net investment income	(0.09)	(0.10)	—
Net asset value, end of period	$9.81	$9.23	$9.60
Total Return†	7.39%	(2.82)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.36%	1.45%	1.63	%(2)
Net investment income	1.25%	0.72%	1.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$218,574	$75,903	$12,128
Portfolio turnover rate	32%	52%	13	%(1)

*	Commencement of operations.
†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley International Value Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Value Equity Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Value Equity Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 17, 2003

2003 Federal Tax Notice (unaudited)

The Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.015 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.043 per share with respect to this election.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

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Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

39906RPT 12358J03-OP-10/03	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Annual Report August 31, 2003

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2003

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003

                                       3

                                                                   EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       4

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby

                                       5

              the Covered Officer would benefit personally (directly or
              indirectly) to the detriment of the Fund;

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

                                       6

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

--------
(1)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures;
              notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

                                       8

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:_____________________

                                       10

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       11

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund ;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       13

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2003

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       14

                                                                  EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       15

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2003

                                  /s/ Francis Smith
                                  Francis Smith
                                  Principal Financial Officer

                                       16

                                                                   EXHIBIT 10 B3

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund ;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       17

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       18

                                                                  EXHIBIT 10 B4

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                  /s/ Francis Smith
                                  Francis Smith
                                  Principal Financial Officer

                                       20

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2003                             /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2003                  /s/ Francis Smith
                                        ----------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                             /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                  /s/ Francis Smith
                                        ----------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       24